UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [   ]is a restatement.
 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Atwood & Palmer, Inc.
Address:	800 West 47th Street
		Suite 705
		Kansas City, MO 64112

13F File Number:  028-06528

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Steven N. Palmer
Title:		President
Phone:		816/931-2266
Signature, Place, and Date of Signing:


	Steven N. Palmer			Kansas City, MO		November 14, 2001

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT

[   ]	13F NOTICE REPORT

[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

None



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	65

Form 13F Information Table Value Total:	178,883

List of Other Included Managers:		None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING
AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL
DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Sealed Air Corp New Pfd $2     CNV              81211K209     1145    22626 SH       SOLE                    22626
A T & T Corp                   COM              001957109     4821   152448 SH       SOLE                   152448
Abbott Laboratories            COM              002824100      332     7450 SH       SOLE                     7450
Agilent Technologies           COM              00846U101     2409    32659 SH       SOLE                    32659
Amer Home Products             COM              026609107     1428    24308 SH       SOLE                    24308
America Online                 COM              02364J104     5006    94900 SH       SOLE                    94900
Amgen Inc                      COM              031162100    16369   233010 SH       SOLE                   233010
Applied Materials Inc          COM              038222105      239     2640 SH       SOLE                     2640
Automatic Data Proc            COM              053015103     8640   161298 SH       SOLE                   161298
BP Amoco PLC ADR               COM              055622104     2668    47176 SH       SOLE                    47176
BankAmerica Corp               COM              06605F102     5616   130611 SH       SOLE                   130611
Bell Atlantic Corp             COM              077853109      428     8417 SH       SOLE                     8417
BellSouth Corp                 COM              079860102      206     4830 SH       SOLE                     4830
Bristol-Myers Squibb           COM              110122108     2403    41256 SH       SOLE                    41256
Butler Mfg                     COM              123655102      431    25381 SH       SOLE                    25381
Cerner Corp                    COM              156782104     6529   239592 SH       SOLE                   239592
Chiron Corp                    COM              170040109      918    19328 SH       SOLE                    19328
Cisco Systems                  COM              17275R102    33408   525592 SH       SOLE                   525592
Citigroup Inc                  COM              172967101     9649   160142 SH       SOLE                   160142
Coca Cola                      COM              191216100     4928    85790 SH       SOLE                    85790
Commerce Bancshares            COM              200525103      229     7714 SH       SOLE                     7714
Disney (Walt) Co               COM              254687106     7213   185834 SH       SOLE                   185834
DuPont(EI) DeNemours           COM              263534109     3629    82939 SH       SOLE                    82939
Electronic Data Sys            COM              285661104     2015    48860 SH       SOLE                    48860
Emerson Electric               COM              291011104      226     3740 SH       SOLE                     3740
Enron Corp                     COM              293561106      793    12300 SH       SOLE                    12300
Exxon Mobil                    COM              30231G102     2390    30450 SH       SOLE                    30450
Fed Natl Mtg Assn              COM              313586109      349     6695 SH       SOLE                     6695
Firstar Corp New               COM              33763V109      329    15636 SH       SOLE                    15636
General Electric               COM              369604103    15529   293007 SH       SOLE                   293007
Genzyme Corp                   COM              372917104     1308    22000 SH       SOLE                    22000
Gillette                       COM              375766102     2985    85451 SH       SOLE                    85451
Go.Com                         COM              254687205      480    40200 SH       SOLE                    40200
Hewlett-Packard                COM              428236103     8744    70025 SH       SOLE                    70025
Home Depot Inc                 COM              437076102      225     4500 SH       SOLE                     4500
Int'l Business Mach            COM              459200101      442     4034 SH       SOLE                     4034
Intel                          COM              458140100    11771    88051 SH       SOLE                    88051
Jack Henry                     COM              426281101    17195   343050 SH       SOLE                   343050
Johnson & Johnson              COM              478160104     7409    72731 SH       SOLE                    72731
Kansas City Southern           COM              485170104      310     3500 SH       SOLE                     3500
Lucent Technologies            COM              549463107     7970   134508 SH       SOLE                   134508
McDonald's Corp                COM              580135101      563    17100 SH       SOLE                    17100
Merck & Co                     COM              589331107     7564    98710 SH       SOLE                    98710
Microsoft Corp                 COM              594918104    12949   161867 SH       SOLE                   161867
Minn Mining & Mfg              COM              604059105      214     2600 SH       SOLE                     2600
Motorola, Inc                  COM              620076109      793    27300 SH       SOLE                    27300
Nextel Comm                    COM              65332V103    13961   228170 SH       SOLE                   228170
Non Invasive Monitoring        COM              655366508       40    55000 SH       SOLE                    55000
Paychex Inc                    COM              704326107     4949   117830 SH       SOLE                   117830
Pfizer Inc                     COM              717081103      303     6315 SH       SOLE                     6315
Procter & Gamble               COM              742718109     3781    66037 SH       SOLE                    66037
Royal Dutch Petro              COM              780257804     4561    74080 SH       SOLE                    74080
SBC Communications             COM              78387G103     1844    42646 SH       SOLE                    42646
Schering-Plough                COM              806605101      265     5253 SH       SOLE                     5253
Schlumberger Ltd               COM              806857108     5242    70250 SH       SOLE                    70250
Sealed Air Corp                COM              812115103     3630    69305 SH       SOLE                    69305
Texaco Inc                     COM              881694103      298     5600 SH       SOLE                     5600
Time Warner Inc                COM              887315109      213     2800 SH       SOLE                     2800
Transocean Sedco Forex         COM              G90078109      581    10866 SH       SOLE                    10866
Tyco Intl LTD New              COM              902124106     7025   148276 SH       SOLE                   148276
Wal-Mart Stores                COM              931142103      441     7650 SH       SOLE                     7650
Williams Companies             COM              969457100      420    10068 SH       SOLE                    10068
Am Centy Eqty Grw Inv          MUT              02507M600      255 9855.534 SH       SOLE
9855.534
T Rowe Price Int'l Stock       MUT              77956H203      540 29540.322SH       SOLE
29540.322
Vanguard Intl Growth           MUT              921910204      602 26102.093SH       SOLE                26102.093